Income taxes (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Current taxes
Current taxes	₨ (6,616)		₨ (4,710)	₨ (1,775)
Deferred taxes (expense)/benefit
Deferred taxes (expense)/benefit	8,082		1,062	(2,760)
Total income tax (expense)/benefit	1,466	$ 19	(3,648)	(4,535)
Country of domicile [member]
Current taxes
Current taxes	(5,157)		(3,003)	(1,412)
Deferred taxes (expense)/benefit
Deferred taxes (expense)/benefit	6,580		(244)	(379)
Foreign countries [member]
Current taxes
Current taxes	(1,459)		(1,707)	(363)
Deferred taxes (expense)/benefit
Deferred taxes (expense)/benefit	₨ 1,502		₨ 1,306	₨ (2,381)